Accounts Receivable and Others	12 Months Ended
Jun. 30, 2025
Accounts Receivable and Others [Abstract]
Accounts receivable and others
8.	Accounts receivable and others

	Note	2025	2024
Trade accounts receivable	8.1	385,058	356,583
Recoverable taxes	8.2	15,648	19,385
Advances to suppliers		19,813	35,972
Other receivables		8,946	3,057
Total current		429,465	414,997

Trade accounts receivable	8.1	521,210	520,758
Recoverable taxes	8.2	76,089	60,310
Judicial deposits	28	6,544	7,399
Total noncurrent		603,843	588,467

8.1 Trade accounts receivable

	2025	2024
Sale of sugarcane	45,800	43,953
Sale of grains and cottons	73,869	41,587
Sale of cotton	3,946	2,534
Sale of beef cattle	2,226	1,196
Leases of land	15,357	15,075
Sale of machinery	12,218	6,942
Sale of farms	235,419	249,327
	388,835	360,614

Allowance for expected credit losses	(3,777)	(4,031)

Total current	385,058	356,583

Sale of farms	521,210	520,758

Total noncurrent	521,210	520,758

a)	Changes in accounts receivable from grain, cottons and soybean customers

	Grains	Cottons	Cattle	Sugarcane
Balance on June 30, 2023	74,220	—	1,761	35,732
Sales in year	420,072	79,800	31,362	239,313
Received	(452,705)	(77,266)	(31,927)	(231,092)
Balance on June 30, 2024	41,587	2,534	1,196	43,953
Sales in year	442,530	90,583	26,457	325,265
Received	(409,994)	(89,171)	(25,427)	(323,418)
Reversal of expected losses	(254)	—	—	—
Balance on June 30, 2025	73,869	3,946	2,226	45,800
b)	Changes in the allowance for expected credit losses:

At June 30, 2023	3,613
Set-up of provision	65
Exchange variation	418
Write-off or reversal	(65)
At June 30, 2024	4,031
Set-up of provision	16
Exchange variation	(270)
At June 30, 2025	3,777

c)	Breakdown of receivable by maturity

	2025	2024
Falling due:
Up to 30 days	112,576	90,294
31 to 90 days	82,070	22,629
91 to 180 days	42,594	94,639
181 to 360 days	143,437	148,093
Over 360 days	521,210	520,758
Past due:
Up to 30 days	3,995	242
31 to 90 days	26	558
91 to 180 days	—	128
181 to 360 days	360	—
Over 360 days	3,777	4,031
	910,045	881,372

d)	Sales of sugarcane

The Company has three sugarcane supply agreements, whose credit risks are assessed in accordance with the internal policy as presented in Note 5.8b.

No material expected credit losses on receivables from sugarcane sale was recorded at June 30, 2025 and 2024.

e)	Receivables from sale of farms

Details in relation to receivables from the sale of farms are as follows:

	As of 2024	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2025	Current	Non-current
Araucária VI	5,538	—	(2,676)	90	—	2,952	1,307	1,645
Araucária VII	177,549	—	(43,249)	593	—	134,893	46,569	88,324
Jatobá II	61,288	—	(52,105)	240	—	9,423	9,423	—
Jatobá III	23,809	—	(19,839)	(285)	—	3,685	2,402	1,283
Jatobá IV	3,792	—	(3,529)	(263)	—	—	149	(149)
Jatobá V	20,684	—	(11,844)	141	—	8,981	8,419	562
Jatobá VI	22,577	—	(9,892)	317	—	13,002	7,103	5,899
Jatobá VII	79,736	—	(25,202)	2,763	—	57,297	7,618	49,679
Alto Taquari III	2,312	—	(2,055)	(257)	—	—	—	—
Alto Taquari IV	57,764	123,274	(32,706)	1,250	—	149,582	37,517	112,065
Chaparral I	254,985	—	(46,717)	11,524	—	219,792	34,823	184,969
Preferência	—	104,238	(2,000)	(618)	—	101,620	39,496	62,124
Fon Fon I	564	—	—	—	(9)	555	555	—
San Cayetano	168	—	(170)	—	2	—	—	—
Rio do Meio I	56,626	—	(6,308)	(747)	—	49,571	40,038	9,533
Rio do Meio II	—	13,787	(8,747)	236	—	5,276	—	5,276
Marangatú	2,693	—	(2,763)	73	(3)	—	—	—
	770,085	241,299	(269,802)	15,057	(10)	756,629	235,419	521,210

	As of 2023	Sales	Receipts	Fair value adjustment	Exchange variation	As of 2024	Current	Non-current
Araucária V	10,419	—	(9,937)	(482)	—	—	—	—
Araucária VI	4,928	—	—	610	—	5,538	2,705	2,833
Araucária VII	310,723	—	(147,806)	14,632	—	177,549	48,447	129,102
Jatobá II	53,409	—	—	7,879	—	61,288	30,949	30,339
Jatobá III	20,348	1,063	(1,502)	3,900	—	23,809	12,026	11,783
Jatobá IV	7,187	413	(4,805)	997	—	3,792	3,792	—
Jatobá V	17,986	773	(836)	2,761	—	20,684	14,163	6,521
Jatobá VI	19,713	1,061	(664)	2,467	—	22,577	11,900	10,677
Jatobá VII	86,341	1,855	(18,667)	10,207	—	79,736	15,371	64,365
Alto Taquari III	5,159	—	(3,252)	405	—	2,312	2,312	—
Alto Taquari IV	100,769	—	(53,811)	10,806	—	57,764	38,572	19,192
Chaparral I	—	289,360	(53,533)	19,158	—	254,985	34,041	220,944
Fon Fon	490	—	—	—	74	564	564	—
San Cayetano	294	—	—	—	(126)	168	168	—
Rio do Meio I	59,467	—	(10,251)	7,410	—	56,626	32,938	23,688
Rio do Meio II	8,813	—	(11,206)	2,393	—	—	—	—
Marangatú	3,422	—	(1,088)	—	359	2,693	1,379	1,314
	709,468	294,525	(317,358)	83,143	307	770,085	249,327	520,758

Information on the criteria for measuring the initial and subsequent recognition, as well as sales and the amounts received in the fiscal year ended June 30, 2025, is presented in Notes 2.1 and 22.

8.2 Recoverable taxes

	2025	2024
Withholding income tax (IRRF) on financial investments to be offset	4,077	10,427
Income tax losses and social contribution carryforwards	17	—
Other recoverable taxes and contributions	1,315	—
Tax on value added - IVA – (Paraguay/Bolivia)	8,224	8,786
Other recoverable taxes	81	115
IRPJ/CSLL Estimative	1,934	57
Total current	15,648	19,385

ICMS recoverable	10,649	12,263
Non-cumulative PIS and COFINS to be offset	45,757	30,124
IRRF on financial investments to be offset	1,367	1,359
INSS recoverable	—	46
Tax on value added - IVA – (Paraguay/Bolivia)	18,160	16,518
Other recoverable taxes	156	—
Total noncurrent	76,089	60,310